Offerings	Sep. 26, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	38,059
Proposed Maximum Offering Price per Unit	9.8625
Maximum Aggregate Offering Price	$ 375,356.89
Fee Rate	0.01531%
Amount of Registration Fee	$ 57.47
Offering Note	Applies to Offering Lines 1 and 2: Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the Securities Act), this Registration Statement shall also cover any additional shares of The Joint Corp. (the Registrant) common stock, par value $0.001 per share, that may become issuable under the inducement awards registered hereby by reason of any stock dividend, stock split, recapitalization, or any other similar transaction that results in an increase in the number of the outstanding shares of common stock of the Registrant. Applies to Offering Line 1: Represents restricted shares granted to the Registrants President and Chief Executive Officer as an inducement material to his entry into employment with the Registrant in accordance with Nasdaq Listing Rule 5635(c)(4). Pursuant to Rule 457(c) and Rule 457(h)(1) under the Securities Act, the proposed maximum offering price per share and the proposed maximum aggregate offering price for the shares have been calculated solely for the purpose of computing the registration fee on the basis of the average high and low prices of the Registrants common stock as reported by the Nasdaq Stock Market LLC on September 25, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	38,059
Proposed Maximum Offering Price per Unit	10.51
Maximum Aggregate Offering Price	$ 400,000.09
Fee Rate	0.01531%
Amount of Registration Fee	$ 61.24
Offering Note	Applies to Offering Line 2: Represents shares of common stock issuable under stock options granted to the Registrants President and Chief Executive Officer as an inducement material to his entry into employment with the Registrant in accordance with Nasdaq Listing Rule 5635(c)(4). Pursuant to Rule 457(h)(1) under the Securities Act, the proposed maximum offering price per share and the proposed maximum aggregate offering price for the shares is based on $10.51, the exercise price of the stock options.